Earnings (Loss) Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock options [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			124,536	180,570
Stock options [Member] | Heliogen, Inc. [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	124,536	180,570			162,927	204,394
Shares issuable under the employee stock purchase plan [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				18,798
Shares issuable under the employee stock purchase plan [Member] | Heliogen, Inc. [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		18,798				11,371
Unvested restricted stock units [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			308,289	683,979
Unvested restricted stock units [Member] | Heliogen, Inc. [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	308,289	683,979			89,860	339,287
Warrant [Member] | Unvested warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			63,037	63,748
Warrant [Member] | Vested warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			244,762	244,762
Warrant [Member] | Heliogen, Inc. [Member] | Unvested warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	63,037	63,748				59,540
Warrant [Member] | Heliogen, Inc. [Member] | Vested warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	244,762	244,762			244,762	244,762